Alternative Health Products (Narrative) (Details)	12 Months Ended
	Aug. 31, 2017 USD ($)	Aug. 31, 2016 USD ($) mo
Alternative Health Products 1		51.00%
Alternative Health Products 2		$ 50,000
Alternative Health Products 3		75,000
Alternative Health Products 4		25,000
Alternative Health Products 5		$ 2,000
Alternative Health Products 6 | mo		12
Alternative Health Products 7		$ 2,000
Alternative Health Products 8 | mo		12
Alternative Health Products 9		$ 50,000
Alternative Health Products 10		$ 300,000
Alternative Health Products 11 | mo		8
Alternative Health Products 12		$ 100,000
Alternative Health Products 13		24.00%
Alternative Health Products 14		75.00%
Alternative Health Products 15		2.5
Alternative Health Products 16 | mo		12
Alternative Health Products 17		50.00%
Alternative Health Products 18		$ 48,039
Alternative Health Products 19		148
Alternative Health Products 20		$ 53,997
Alternative Health Products 21		$ 10,000
Alternative Health Products 22		35
Alternative Health Products 1	51.00%
Alternative Health Products 2	24.00%
Alternative Health Products 3	100.00%
Alternative Health Products 4	$ 70,000
Alternative Health Products 5	5.00%
Alternative Health Products 6	20
Alternative Health Products 7	$ 10,000
Alternative Health Products 8	35